Note 28 - Other Commitments and Contingent Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Commitments and Contingent Liabilities [Abstract]
Other commitments	€ 163	€ 144
Other contingent liabilities	77	73
Total	€ 240	€ 217